INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities from Discontinued Operations) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carried forward	$ 729,231	$ 0
Sub-total	2,081,114	821,137
Valuation Allowance	(729,231)	0
Total deferred tax assets	1,351,883	821,137
Discontinued Operations
Deferred tax assets:
Net operating loss carried forward	17,880,855	17,293,577
Government grants related to assets	98,492	180,759
Long-lived assets impairment & depreciation	4,283,974	8,358,235
Others	1,066,379	1,229,693
Sub-total	23,329,700	27,062,264
Valuation Allowance		(27,062,264)	$ (41,316,449)	$ (38,729,208)
Total deferred tax assets	$ 0	$ 0